SHARE BASED PAYMENTS - Additional Information (Detail)					1 Months Ended	12 Months Ended
	Aug. 31, 2021 EUR (€) € / shares	Aug. 31, 2021 $ / shares	Oct. 26, 2020 shares € / shares	Oct. 08, 2020	Aug. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount charged						€ 2,254,000	€ 9,326,000	€ 0
Share price (usd per share) | $ / shares									$ 13.81
RSPs | First Anniversary Of The Participant Start Date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share options acquired traded (in percent)				50.00%
RSPs | Production Rate Milestone
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share options acquired traded (in percent)				25.00%
RSPs | Contribution milestone
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share options acquired traded (in percent)				25.00%
SOP Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year, number of options (in shares) | shares			26,899,662
Exercise price, share options granted (in EUR or USD per share) | (per share)	€ 6.11	$ 7.19	€ 3.41
Incremental fair value granted, modified share-based payment arrangements	€ 143,841
Amount charged	€ 39,403					1,870,894	9,326,000
Expensed and capitalized amount						4,003,342	24,747,000
Amount capitalized						€ 2,132,448	15,421,000
Required service period						1 year
Impact on grant date fair value					€ 348,868
Cumulative catch up of prior year costs					€ 208,338
Assessed fair value at the grant date of awards							€ 51,804,000
SOP Scheme | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee forfeiture rate (in percent)						13.75%
SOP Scheme | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee forfeiture rate (in percent)						17.00%
SOP Scheme | First Anniversary Of The Participant Start Date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			50.00%
SOP Scheme | Production Rate Milestone
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			25.00%
SOP Scheme | Contribution milestone
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			25.00%
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						25.00%
Amount charged						€ 383,571
Number of other equity instruments granted in share-based payment arrangement | shares						50,000
Vesting period						6 months
Weighted average fair value at measurement date, other equity instruments granted						€ 597,985
RSUs outstanding | shares						37,500